Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized Measure-Beginning of Period	$ 413,935	$ 188,065	$ 144,379
Changes in Prices and Production Costs	(198,433)	29,223	33,083
Revisions in Quantities	91,462	40,525	(36,541)
Changes in Future Development Costs	(3,885)	(19,539)	(46,082)
Accretion of Discount and Timing of Future Cash Flows	52,093	25,218	17,438
Net Change in Income Tax	27,405	(42,875)	(34,117)
Purchase (Sale) of Reserves in Place	1,188	0	(10,438)
Plus Extensions, Discoveries, and Other Additions	88,749	159,047	44,135
Development Costs Incurred	57,149	61,290	24,825
Sales of Product-Net of Production Costs	(86,936)	(78,763)	(42,568)
Changes in Timing and Other	(46,604)	51,744	93,951
Standardized Measure-End of Period	$ 396,123	$ 413,935	$ 188,065